Offerings - Offering: 1	Mar. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	548,380,887
Maximum Aggregate Offering Price	$ 23,791,896,478.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,285,660.91
Offering Note	(1) Represents the maximum number of shares of Devon Energy Corporation ("Devon") common stock, par value $0.10 per share ("Devon Common Stock"), issuable to holders of Coterra Energy Inc. ("Coterra") common stock, par value $0.10 per share ("Coterra Common Stock"), upon the completion of the merger of equals business combination between Devon and Coterra described in Devon's registration statement on Form S-4 (the "Registration Statement"). This number is based on the maximum total number of shares of Coterra Common Stock to be issued and outstanding immediately prior to completion of the merger, multiplied by 0.70, the exchange ratio under the merger agreement described in the Registration Statement, estimated to be 783,401,267, which consists of: a. 759,272,715 shares of Coterra Common Stock that are issued and outstanding; b. 96,769 shares of Coterra Common Stock underlying stock options; c. 6,889,217 shares of Coterra Common Stock underlying outstanding restricted stock units; d. 1,678,813 shares of Coterra Common Stock underlying outstanding restricted stock units subject to performance-based vesting, assuming maximum level of performance; and e. 15,463,753 shares of Coterra Common Stock reserved for issuance pursuant to the employee stock purchase plans. (2) Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act, and calculated pursuant to Rules 457(f)(1) and 457(c) under the Securities Act. Such amount equals the product of (i) $30.37, the average of the high and the low prices per share of Coterra Common Stock, as reported on the New York Stock Exchange on March 4, 2026, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (ii) 783,401,267 the estimated maximum number of shares of Coterra Common Stock, calculated in accordance with footnote (1) above.